Basis of Presentation and General Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2013	Oct. 29, 2013	Dec. 05, 2013	Jun. 18, 2014
Property Plant And Equipment
Common unitholders - units issued	20,505,000	14,985,000
Subordinated unitholders - units issued	14,985,000	14,985,000
General Partner unitholders - units issued	35,526	30,000
Clean Energy
Property Plant And Equipment
Cubic Meters	149,700
Vessel Year Built	2007
Delivery Date	March 2007
Ob River (renamed from Clean Power in July 2012)
Property Plant And Equipment
Cubic Meters	149,700
Vessel Year Built	2007
Delivery Date	July 2007
Clean Force
Property Plant And Equipment
Cubic Meters	149,700
Vessel Year Built	2008
Delivery Date	January 2008
Arctic Aurora
Property Plant And Equipment
Cubic Meters	155,000
Vessel Year Built	2013
Delivery Date	July 2013
Yenisei River
Property Plant And Equipment
Cubic Meters	155,000
Vessel Year Built	2013
Delivery Date	July 2013
Dynagas Holding Ltd
Property Plant And Equipment
Common unitholders - units issued				6,735,000
Common unitholders - units offered			4,250,000
Subordinated unitholders - units issued				14,985,000
Ownership percentage in Dynagas LNG Partners LP	44.00%
Revolving credit facility for general purposes			$ 30,000
Dynagas Holding Ltd | Over-allotment
Property Plant And Equipment
Common unitholders - units offered					1,875,000
Dynagas LNG Partners LP
Property Plant And Equipment
Common unitholders - units offered			8,250,000			5,520,000
Units issued price per unit						$ 22.79
Dynagas LNG Partners LP | Over-allotment
Property Plant And Equipment
Common unitholders - units offered						720,000
Dynagas GP LLC
Property Plant And Equipment
General Partner unitholders - units issued				30,000
General Partner Interest in Dynagas LNG Partners LP	0.10%
Dynagas Operating GP LLC
Property Plant And Equipment
Ownership interest in subsidiary	100.00%
Dynagas Operating LP
Property Plant And Equipment
Ownership interest in subsidiary	100.00%
Dynagas Finance Inc.
Property Plant And Equipment
Ownership interest in subsidiary	100.00%